Investments Securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 98	$ 84
Investment on debt securities	25	24
Non-current investments, Total	123	108
Investment on debt securities	87	87
Current investments, Total	$ 87	$ 87